Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Activities of Continuing Operations:
Income from continuing operations	$ 5,948	$ 5,654	$ 4,920
Adjustments to reconcile income from continuing operations to net cash flows provided by operating activities of continuing operations:
Depreciation and amortization	3,783	2,433	2,140
Deferred income tax provision	35	735	62
Stock compensation cost	356	251	192
Defined Benefit Plan, Net Periodic Benefit Cost (Credit)	(525)	(393)	(158)
Portfolio separation tax cost	634	0	0
Gain on sale of Taylor Company	0	799	0
Change in:
Accounts receivable	(419)	2,426	448
Contract assets, current	307	604	0
Inventory	1,216	537	1,074
Other current assets	309	(161)	101
Accounts payable and accrued liabilities	1,229	2,446	1,571
Contract liabilities, current	359	205	0
Income Taxes	(406)	(195)	1,579
Global pension contributions	118	147	2,112
Canadian Government Settlement	(38)	(429)	(285)
Other operating activities, net	961	33	655
Net Cash Provided by Operating Activities, Continuing Operations	8,883	6,322	5,631
Investing Activities of Continuing Operations:
Capital expenditures	2,256	1,902	2,014
Increase in customer financing assets	787	988	1,197
Decrease in customer financing assets	129	606	222
Investments in businesses	56	15,398	231
Dispositions of businesses	138	1,105	70
Proceeds from the sale of the investment in Watsco Inc.	0	0	596
Increase in collaboration intangible assets	351	400	380
Payments (receipts) from settlements of derivative contracts	(336)	(143)	317
Other investing activities, net	245	139	(232)
Net cash flows used in investing activities of continuing operations	(3,092)	(16,973)	(3,019)
Financing Activities of Continuing Operations:
Issuance of long-term debt	88	13,455	4,954
Repayment of long-term debt	2,830	2,520	1,604
(Decrease) increase in short-term borrowings, net	927	(356)	(271)
Common Stock issued under employee stock plans	27	36	31
Dividends paid on Common Stock	2,442	2,170	2,074
Repurchase of Common Stock	151	325	1,453
Other financing activities, net	(183)	(155)	(576)
Net cash flows provided by (used in) financing activities of continuing operations	(4,564)	7,965	(993)
Effect of foreign exchange rate changes on cash and cash equivalents	(19)	(120)	210
Net (decrease) increase in cash and cash equivalents	1,208	(2,806)	1,829
Cash and Cash Equivalents, beginning of period	6,212	9,018	7,189
Cash and Cash Equivalents, end of period	7,420	6,212	9,018
Cash and cash equivalents of continuing operations, end of year	7,378	6,152	8,985
Supplemental Disclosure of Cash Flow Information:
Interest paid, net of amounts capitalized	1,801	1,027	974
Income taxes paid, net of refunds	1,768	1,714	1,326
Restricted Cash And Cash Equivalents	$ 42	$ 60	$ 33